Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 12 — LEASES

Operating Leases

On November 30, 2023, the Company entered into an operating lease for an office. The lease term was from November 30, 2023 to November 29, 2026. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet.

The lease agreement does not contain any material residual value guarantees or material restrictive covenants, and the extended lease contract does not contain options to extend at the time of expiration.

	As of June 30,
	2025	2024

Operating lease right-of-use assets	$10,525	$18,035
Operating lease liabilities – current	7,550	7,374
Operating lease liabilities – noncurrent	-	7,584
Total operating lease liabilities	$7,550	$14,958

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of June 30,
	2025	2024
Weighted-average remaining lease term (years)	1.42	2.42
Weighted-average discount rate	2.80%	2.80%

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

Year ending June 30,	Amount

2026	7,550
Thereafter	—
Total lease payments	7,656
Less: imputed interest	(106)
Total lease liabilities	$7,550